INVESTMENTS IN ASSOCIATED COMPANIES (Movements) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	$ 9,171
Reclassification to owned vessels within the associate	(2,030)
Allowance recorded in net income of associated companies	(716)
Allowance for credit loss, ending balance	6,425		$ 9,171
Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	3,421
Reclassification to owned vessels within the associate	(1,896)
Allowance recorded in net income of associated companies	(551)
Allowance for credit loss, ending balance	$ 974		$ 3,421
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%		49.90%
River Box | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	$ 786
Reclassification to owned vessels within the associate	0
Allowance recorded in net income of associated companies	(381)
Allowance for credit loss, ending balance	$ 405		$ 786
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	100.00%	100.00%	100.00%
SFL Hercules | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	$ 2,635
Reclassification to owned vessels within the associate	(1,896)
Allowance recorded in net income of associated companies	(170)
Allowance for credit loss, ending balance	$ 569		$ 2,635